Acquisitions - Weibo funds (Details) $ in Millions		12 Months Ended
	Jun. 30, 2015 USD ($) fund	Dec. 31, 2017 item	Dec. 31, 2016 item
Acquisitions
Number of immaterial acquisitions		1
Number of new acquisitions			0
Transfer of Equity Interest in Weibo Funds | SINA
Acquisitions
Number of funds acquired | fund	2
Consideration for transfer of equity interest | $	$ 22.0
Transfer of Equity Interest in Weibo Funds | SINA | Weibo Funds, one
Acquisitions
Percentage of equity interest transferred to Group	55.00%
Transfer of Equity Interest in Weibo Funds | SINA | Weibo Funds, two
Acquisitions
Percentage of equity interest transferred to Group	85.00%